Offerings	Aug. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 6,242,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 862.09
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”) includes 5,942,500 additional Class Ordinary Shares offered for resale by the Selling Shareholders.

In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 23,000,000.00
Amount of Registration Fee	$ 3,176.30